Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Midstream Partners LP
Trading Symbol	NAP
Entity Central Index Key	0001617049
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
General Partner Units
Document Information [Line Items]
Entity units outstanding	420,641
Limited Partner Units
Document Information [Line Items]
Entity units outstanding	9,675,795
Subordinated Partner Units
Document Information [Line Items]
Entity units outstanding	9,342,692
Subordinated Series A units
Document Information [Line Items]
Entity units outstanding	1,592,920